UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]           Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Center Coast Capital Advisors, LP

Address:  1100 Louisiana Street, Suite 5025
          Houston, TX 77002

Form 13F File Number: 028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Billy Bauch

Title:    Chief Compliance Officer

Phone:   (713) 759-1401

Signature, Place, and Date of Signing:

/s/ Billy Bauch          Houston, TX             May 7, 2013
-----------------        -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            25
                                                 ----
Form 13F Information Table Value Total:      $ 1,881,281
                                            -------------
                                            (in thousands)


List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                               TITLE OF                VALUE      SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- ---------    ----------  -------  --- ---- ------- ------------ -------- -------- --------
ACCESS MIDSTREAM PARTNERS LP    COM      00434L109     47,294.87   1171535 SH        SOLE                 1171535     0        0
BOARDWALK PIPELINE PARTNERS     COM      096627104     47,890.17   1633919 SH        SOLE                 1633919     0        0
BUCKEYE PARTNERS LP             COM      118230101    144,244.39   2358476 SH        SOLE                 2358476     0        0
CRESTWOOD MAINSTREAM
   PARTNERS LP                  COM      226372100     61,909.09   2595769 SH        SOLE                 2595769     0        0
CROSSTEX ENERGY LP              COM      22765U102     47,550.48   2584265 SH        SOLE                 2584265     0        0
DIREXION DAILY FINANCIAL
   BEAR 3X SHARES               COM      25459W144        262.25     25000 SH        SOLE                   25000     0        0
EL PASO PIPELINE PARTNERS LP    COM      283702108    144,239.62   3288637 SH        SOLE                 3288637     0        0
ENBRIDGE ENERGY PARTNERS LP     COM      29250R106     97,168.32   3223899 SH        SOLE                 3223899     0        0
ENTERPRISE PRODUCTS PARTNERS    COM      293792107    143,667.21   2382936 SH        SOLE                 2382936     0        0
KINDER MORGAN ENERGY
   PARTNERS LP                  COM      494550106        492.84      5490 SH        SOLE                    5490     0        0
KINDER MORGAN MANAGEMENT LLC    COM      49455U100    144,148.84   1640852 SH        SOLE                 1640852     0        0
MAGELLAN MIDSTREAM PARTNERS     COM      559080106     49,516.04    926746 SH        SOLE                  926746     0        0
MARTIN MIDSTREAM PARTNERS LP    COM      573331105     48,113.68   1249057 SH        SOLE                 1249057     0        0
NUSTAR ENERGY LP                COM      67058H102     97,280.48   1823781 SH        SOLE                 1823781     0        0
ONEOK PARTNERS LP               COM      68268N103     96594.442   1682830 SH        SOLE                 1682830     0        0
PLAINS ALL AMER PIPELINE LP     COM      726503105    142,216.64   2518000 SH        SOLE                 2518000     0        0
PVR PARTNERS LP                 COM      707884102       1271.06     52719 SH        SOLE                   52719     0        0
SOUTHCROSS ENERGY PARTNERS LP   COM      84130C100        607.50     30000 SH        SOLE                   30000     0        0
SPECTRA ENERGY PARTNERS LP      COM      84756N109     47,640.49   1210686 SH        SOLE                 1210686     0        0
SUNOCO LOGISTICS PARTNERS LP    COM      86764L108     46,749.36    714822 SH        SOLE                  714822     0        0
TARGA RESOURCES PARTNERS LP     COM      87611X105    146,034.99   3173294 SH        SOLE                 3173294     0        0
TC PIPELINES LP                 COM      87233Q108    135,617.61   2796816 SH        SOLE                 2796816     0        0
TESORO LOGISTICS PARTNERS LP    COM      88160T107     46,974.52    870382 SH        SOLE                  870382     0        0
WESTERN GAS PARTNERS LP         COM      958254104     47,188.83    794291 SH        SOLE                  794291     0        0
WILLIAMS PARTNERS LP            COM      96950F104     96,608.14   1865022 SH        SOLE                 1865022     0        0